Prospectus Supplement                                           210955  1/04
dated January 23, 2004 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2003

In the section entitled "Who manages the funds?" the table entries with respect to Putnam VT Capital Opportunities Fund, Putnam VT International Equity Fund and Putnam VT New Opportunities Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:

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PUTNAM VT CAPITAL OPPORTUNITIES FUND
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U.S. Small- and Mid-Cap Core Team
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Portfolio leader     Since   Experience
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Joseph P. Joseph     1999    1994 - Present        Putnam Management
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Portfolio members    Since   Experience
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Tinh Bui             2002    2001 - Present        Putnam Management
                             Prior to Aug. 2001    PPM America, Inc.
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John A. Ferry        2003    1998 - Present        Putnam Management
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Gerald I. Moore      2000    1997 - Present        Putnam Management
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PUTNAM VT INTERNATIONAL EQUITY FUND
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International Core Team
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Portfolio leaders    Since   Experience
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Joshua L. Byrne      2003    1992 - Present        Putnam Management
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Simon Davis          2003    2000 - Present        Putnam Management
                             Prior to Sept. 2000   Deutsche Asset Management
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Portfolio members    Since   Experience
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Stephen S. Oler      2000    1997 - Present        Putnam Management
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George W. Stairs     2002    1994 - Present        Putnam Management
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PUTNAM VT NEW OPPORTUNITIES FUND
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Large-Cap Growth and Specialty Growth Teams
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Portfolio leader     Since   Experience
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Daniel L. Miller     1990    1983 - Present        Putnam Management
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Portfolio members    Since   Experience
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Brian P. O'Toole     2002    2002 - Present        Putnam Management
                             Prior to Jun. 2002    Citigroup Asset Management
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Richard B. Weed      2003    2000 - Present        Putnam Management
                             Prior to Dec. 2000    State Street Global Advisors
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PUTNAM INVESTMENTS

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